Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel.  202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 2, 2008

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Managed Accounts Portfolios Trust

File Nos. 333-140967 and 811-22023

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Managed Accounts Portfolios Trust (the “Trust”), that the forms of Prospectus and Statement of Additional Information for the Municipal Total Return Managed Accounts Portfolio, a series of the Trust, that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 4, which was filed electronically (Accession No. 0001193125-08-244478) with the SEC on November 26, 2008.

Please do not hesitate to contact me at (202) 739-5654 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire